RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 3 – RELATED PARTY TRANSACTIONS

The Company has incurred $315,000 to a related corporation to reimburse the cost of services provided to the Company (management and consulting) through September 30, 2016. Each of the Company’s executive officers is employed by the parent company, CMH and will continue to receive his or her salary or compensation from CMH. The Company has an agreement with CMH which obligates the Company to reimburse CMH $35,000 per month for such services beginning January 2016. The compensation paid by CMH will include an allocation of services performed for CMH and for the Company. The amounts are presented as a “management fee payable - related party” on the accompanying unaudited consolidated balance sheet at September 30, 2016. The liability is non-interest bearing, unsecured, and will be due upon the Company successfully raising at least $1,000,000 through the sale of equity. As of September 30, 2016, amounts due to CMH under the arrangement were $280,000.

During the nine months ended September 30, 2016, the Company paid $3,000 in consulting fees to an officer of the Company for services rendered. The payment is included in general and administrative expenses.

Through September 30, 2016, the Company has entered into three note payable agreements with CMH in which the proceeds were used in operations. The notes payable were dated February 2, 2016, May 1, 2016 and May 18, 2016 and resulted in borrowings of $50,000, $50,000 and $25,000, respectively. Notes payable of $50,000 mature on April 30, 2017, $50,000 on July 31, 2017 and $25,000 on May 18, 2018. The notes incur interest at 8% per annum on the outstanding balance of the notes. As of September 30, 2016, accrued interest was $3,757.

During the nine month ended September 30, 2016, CMH has advanced the Company $2,000 for operations. The amount is due on demand and doesn't incur interest.

During the nine months ended September 30, 2016, the Company issued 300,000 shares of common stock and 30,000 warrants to CMH for $30,000 in cash proceeds, see Note 5 for additional information.

See Note 2 for discussion of an additional related party transaction with CMH.